Property and Equipment (Details) - Schedule of Property and Equipment Stated At Cost, Less Accumulated Depreciation - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 680,000	$ 467,753
Less: Accumulated Depreciation	(467,455)	(364,814)
Property and Equipment, Net	212,545	102,939
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	447,860	353,880
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	184,524	102,416
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 47,616	$ 11,457